8. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Tables
Schedule of Intangible Assets
	2013	2012
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(203,571)	(139,286)
Intangible assets, net	$696,429	$760,714

Schedule of future amortization expense
Fiscal year
2014	$64,286
2015	64,286
2016	64,286
2017	64,286
2018	64,286
Thereafter	374,999
$696,429